Financial Instruments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Financial Instruments [Abstract]
Percentage carrying value is higher than fair market value of fixed interest long-term debt	0.20%
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 40,700
Fair Market Value [Member] | Level 2 [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 40,607